Average Annual Total Returns - FidelityJapanFund-AMCIZPRO - FidelityJapanFund-AMCIZPRO - Fidelity Japan Fund	Dec. 30, 2022
Fidelity Advisor Japan Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(3.14%)
Past 5 years	10.85%
Past 10 years	8.56%
Fidelity Advisor Japan Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(5.82%)
Past 5 years	10.13%
Past 10 years	8.20%
Fidelity Advisor Japan Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(0.50%)
Past 5 years	8.62%
Past 10 years	7.06%
Fidelity Advisor Japan Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	1.11%
Past 5 years	11.39%
Past 10 years	8.60%
Fidelity Advisor Japan Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(1.19%)
Past 5 years	11.00%
Past 10 years	8.47%
Fidelity Advisor Japan Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	3.09%
Past 5 years	12.55%
Past 10 years	9.59%
Fidelity Advisor Japan Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	3.22%
Since Inception	9.92%	[1]
TK001
Average Annual Return:
Past 1 year	1.08%
Past 5 years	8.27%
Past 10 years	8.54%

[1]	A From October 2, 2018